Components of Income Tax (Benefit) Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Current:
Federal					$ 6,979	$ 4,080	$ 127
State					3,124	1,389	47
Current Income Tax Expense (Benefit), Total					10,103	5,469	174
Deferred:
Federal					1,434	(673)	2,078
State					(1,378)	(43)	314
Total Deferred Income Tax Expense (Benefit), Total					56	(716)	2,392
Adjustments to the beginning-of-year valuation allowance							(7,419)
Income tax (benefit) expense	$ 555	$ 293	$ 627	$ 2,429	$ 10,159	$ 4,753	$ (4,853)